Related Party Transactions - Summary of Purchases of Materials (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of transactions between related parties [Line Items]
Purchases of materials	$ 136,269	$ 4,452	$ 1,036
Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Purchases of materials	3,775	123	906
JMC ELECTRONICS CO., LTD. [member]
Disclosure of transactions between related parties [Line Items]
Purchases of materials	$ 132,494	$ 4,329	$ 130